Taxes On Income	12 Months Ended
Dec. 31, 2011
Taxes On Income [Abstract]
Taxes On Income
Note 14 - Taxes on Income

A.	Income tax expense included in the statement of operations

	Year ended December 31
	2009	2010	2011

Current taxes	$4,600	$2,197	$1,661
Taxes in respect to previous years	-	145	67
Deferred taxes	(1,346)	106	250
Income tax expense *	$3,254	$2,448	$1,978

* Most of the Company's taxes are calculated based on Israeli tax law except for taxes of the US subsidiary that are calculated based on US tax law.

B.	Adjustments for inflation

Income tax is computed on the basis of the Company's results in nominal NIS determined for statutory purposes. On February 26, 2008, the Israeli Income Tax Law (Inflationary Adjustments) (Amendment No. 20) (Restriction of Period of Application) – 2008 ("the Amendment") was passed by the Knesset. According to the Amendment, the Inflationary Adjustments Law is no longer applicable subsequent to the 2007 tax year, except for certain transitional provisions.

C.	Tax benefits under the Law for Encouragement of Capital Investment (hereinafter - the Investment Law)

The Company received from the Israeli Investment Center approval to it being considered to be an "Approved Enterprise" as defined in the Investment Law for its export  expansion plan begining the 2006 tax year. Any income from that Approved Enterprise will be  subject to a reduced tax rate of 25% for a period up to a total of seven years. Under the terms of the program, which relates to the Company's export of communication  services to television channels and television operations via satellites the Company is required  to fulfill certain conditions and management of the Company believes that as of the date of the  financial statements the Company has complied with those conditions. In 2009, the realized tax reductions resulting from the "approved enterprise" status in an aggregate amount of $114.  In 2010 and 2011 the corporate tax rate was reduced to 25% and 24%, respecively, and therefore there was no tax benefit resulting from the approved enterprise program.

Dividend distribution originating from income of an Aprroved Enterprise will be subject to a withholding tax at a rate of 15% provided that dividend is distributed during the period stipulated under the Israeli law.

In January 2011 an amendment to the Law for Encouragement of Capital Investments, 1959 (Amendment No. 68) (the "Amendment") was passed by the Knesset. In accordance with the Amendment the tax rate that may apply to income generated by certain enterprises that meet various conditions ("Preferred Enterprise") will be as follows: 15% during 2011 and 2012 for Preferred Enterprises located in certain areas (i.e., center of Israel). In 2013 and 2014 the tax rate will be 12.5%, and from 2015 onward the tax rate will be 12%. The Company is in the process of examining its eligibility for the preferred tax rate mentioned above. At this stage the company did not elect the Preferred Enterprise route.

D.	Taxation of the subsidiary

At December 31, 2011, the Company's subsidiary had approximately US$ 600 net operating loss carryforwards for US federal income tax reporting purposes, which will expire through 2029. In addition, at December 31, 2011, the subsidiary had approximately US$ 613 net operating loss carryforwards for state income tax reporting purposes, which will expire through 2029.

E.	Income before income taxes and income taxes expense (benefit) included in the consolidated statements of operations

	Year ended December 31
	2009	2010	2011

Income (loss) before income taxes:
Israel	$15,760	$11,475	$5,703
Foreign Jurisdiction	(928)	(317)	610
	$14,832	$11,158	$6,313
Income tax expense (benefit):
Current taxes:
Israel	$4,600	$2,197	$2,074
Foreign Jurisdiction	-	-	(413)
	$4,600	$2,197	$1,661

Tax expense (benefit) in respect to previous years:
Israel	$-	$145	$(358)
Foreign Jurisdiction	-	-	425
	$-	$145	$67

Deferred taxes:
Israel	$(825)	$131	$(366)
Foreign Jurisdiction	(521)	(25)	616
	$(1,346)	$106	$250

Total	$3,254	$2,448	$1,978

F.
 In July 2005 and in July 2009, the Knesset passed tax reform acts that provide for a gradual reduction in the corporate income tax rate as follows: in 2010 the tax rate was reduced to 25% and in 2011 it was reduced to 24%, in 2012- 23%, in 2013- 22%, in 2014- 21%, in 2015- 20%,  and from 2016 onward the  tax rate will be 18%. In December 2011 the Knesset passed an amendment to tax laws according to which, among other, from 2012 onward the corporate income tax rate will be 25%. Current and deferred tax balances as of December 31, 2011 are calculated in accordance with the new tax rates provided in the according to the recent legislative change. The effect of the change in tax rate on the financial statements at December 31, 2011 reflected a decrease in deferred tax balances in the amount of $125.

G.	Reconciliation between the tax on the pre-tax adjusted earnings and the tax expense included in the statement of operations

	Year ended December 31
	2009	2010	2011

Statutory tax rate	26%	25%	24%

Income before taxes on income as
reported in the statement of operations	$14,832	$11,158	$6,313

Computed "expected" tax expense	3,856	2,790	1,515

Non-deductible expenses	35	40	29
Effect of Approved Enterprise tax rate	(114)	-	-
Tax adjustment in respect
of different tax rate for foreign subsidiaries	(75)	64	97
Deferred taxes for losses from previous years	(203)	-	-
Taxes in respect to previous years	-	145	67
Influence of change in tax rate on DTA	94	210	127
Difference in basis of measurment for
financial reporting and tax return purposes	(254)	(975)	233
Utilize tax losses from prior years	78	227	(8)
Other differences, net	(163)	(53)	(82)

	$3,254	$2,448	$1,978

H.	Deferred taxes

As of December 31, 2010 and 2011, the tax effects of temporary differences that give rise to significant portions of deferred tax assets and liabilities are attributable to the following:

	December 31	December 31
	2010	2011

Deferred tax assets:

Provision for doubtful debts	$1,360	$1,723
Vacation pay accruals	133	143
Stock-based compensation	325	261
Foreign currency embedded
derivatives	-	293
Marketable securities	744	266
Net operating loss carryforwards	546	379
Severance pay fund	8	15

Total gross deferred tax assets	$3,116	$3,080

Less valuation allowance	(720)	(242)

Net deferred tax assets	$2,396	$2,838

Deferred tax liabilities:

Fixed assets	$(957)	$(1,767)
Foreign currency embedded
derivatives	(230)	-
Goodwill	(176)	(286)

Total gross deferred tax liabilities	$(1,363)	$(2,053)

Net deferred tax asset	$1,033	$785

The net change in valuation allowance for the years ended December 31, 2009 and 2010 was an increase of $94, $210, respectively, and in 2011 there was decrease of $478.

In assessing the realizability of deferred tax assets, management considers whether it is more likely than not that some portion or all of the deferred tax assets will not be realized. The ultimate realization of  deferred tax assets is dependent upon the generation of future taxable income during the periods in which those temporary differences become deductible.

H.	Deferred taxes (cont'd)

Management considers the scheduled reversal of deferred tax liabilities, projected future taxable  income, and tax planning strategies in making this assessment. Based upon the level of historical  taxable income and projections for future taxable income over the periods in which the deferred tax  assets are deductible, management believes it is more likely than not that the Company will realize the benefits of these deductible differences, net of the existing valuation allowance at December 31, 2011. The amount of the deferred tax asset considered realizable,  however, could be reduced in the near term if estimates of future taxable income during the carryforward period are reduced.

I.	Accounting for uncertainty in income taxes

A reconciliation of the beginning and ending balance of unrecognized tax benefits is as follows:

	2010	2011
Balance at January 1	$890	$1,172
Increase related to prior year tax positions	55	116
Increase related to current year tax positions	227	106
Balance at December 31	$1,172	$1,394

The unrecognized tax benefits at December 31, 2009, 2010 and 2011 were $890, $1,172 and $1,394 respectively, if recognized, would affect the effective tax rate of the Company.

No  penalties have been recorded at the date of adoption and for the years ended December 31, 2009, 2010 and 2011. The Company and its subsidiaries files income tax returns in Israel, Cyprus and USA. As of December 31, 2011, the Israeli tax returns of the Company are open to examination by the Israeli income tax authorities for the tax years of 2005 through 2011 and the tax returns of the foreign subsidiaries are open to examination by the tax authorities for the tax years 2007 through 2011. In addition, The Company is unable to provide an estimate of the range of the total amount of unrecognized tax benefits that is reasonably possible to change significantly within the next twelve months.